Correction of Immaterial Errors	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Correction of Immaterial Errors
Note 5 - Correction of Immaterial Errors
In December 2021, the Company revised its consolidated statements of operations and comprehensive loss, consolidated statements of cash flows and consolidated balance sheets to reflect the correction of immaterial errors for the year ended December 31, 2020. The corrections to hardware costs of products sold and media panel fixed assets within the property and equipment, net caption is attributable to clerical errors. The corrections made to the consolidated statements of cash flows are reclassifications to correct the presentation of the cash flows and a correction to the cash paid for interest attributable to clerical errors.
As of March 31, 2021, December 31, 2020 and 2019 respectively, the correction to media panel fixed assets resulted in a $0.1 million, $1.8 million, and $1.1 million decrease in costs of products exclusive of depreciation and amortization with a corresponding cumulative increase in property and equipment, net of $3.0 million. These corrections to property and equipment, net and comprehensive loss are attributable to clerical errors related to the number of stations sold to customers subject to failed-sale accounting.
As of December 31, 2020, the correction made to the consolidated statements of cash flows to correct the presentation of the cash flows has a total impact of $2.7 million increase in net cash used in operating activities, a total impact of $3.0 million increase in net cash used in investing activities, and a total impact of $0.3 million decrease in cash provided by financing activities. As of December 31, 2020, cash paid for interest resulted in a $1.0 million decrease in the presentation of cash paid for interest in the supplemental disclosures of cash flow information. Property, plant, and equipment corrected for invoices not yet settled as of December 31, 2020 resulted in a disclosure of $4.8 million in non-cash purchases. The correction is attributable to classification errors related to the methodology to arrive at the amount.
Pursuant to ASC 250, Accounting Changes and Error Corrections issued by the Staff Accounting Bulletin 99, Materiality (“SAB 99”) issued by the SEC, the Company determined the impact of the error was immaterial to all periods. The correction was recorded as part of the activity within the consolidated statements of operations and comprehensive loss and the consolidated balance sheets for the year ended December 31, 2020, as reflected herein. Adjustments resulting from these error corrections had an immaterial impact on the Company’s previously reported net loss, net loss per share, total assets, total liabilities and stockholder’s deficit.